UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                  ----------------------------------------------

                            AmeriPrime Advisors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        431 North Pennsylvania St. 46204
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Lynn Wood
---------------------------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
---------------------------
Indianapolis, IN 46204
----------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (317) 917-7000
                                                   ----------------------

Date of fiscal year end:   9/30
                        -----------------

Date of reporting period:  03/31/05
                         ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

================================================================================
                             IRON MARKET OPPORTUNITY
                                      FUND
================================================================================












                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

                                 MARCH 31, 2005








                                  FUND ADVISOR:

                                 IRON FINANCIAL
                              TWO NORTHFIELD PLAZA
                                    SUITE 250
                              NORTHFIELD, IL 60093
                            TOLL FREE: (877) 322-0575

FUND HOLDINGS - (UNAUDITED)
-------------

          IRON MARKET OPPORTUNITY FUND HOLDINGS AS OF MARCH 31, 2005 1

                                [CHART OMITTED]

Government Agency Obligations - 41.29%

Commercial Papers - 26.89%

Corporate Bonds - 10.15%

Preferred Securities - 9.90%

Mutual Funds - 7.83%

Mortgage Backed Bonds - 3.79%

Municipal Bonds - 0.01%

Other Assets Less Liabilities - 0.14%


1 As a percent of net assets.

The  Fund  invests  primarily  in a  broad  range  of  fixed  income  securities
(including investments, which may be extensive, in other mutual funds that invest primarily in fixed income securities). Fixed income securities include bonds, notes, mortgage-backed securities, corporate debt, government securities, municipal securities, and short term obligations, such as commercial paper and repurchase agreements.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Qs are available at the SEC's website at www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND'S EXPENSES - (UNAUDITED)
----------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 to March 31, 2005.

SUMMARY OF FUND'S EXPENSES - (UNAUDITED)
--------------------------


Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


---------------------------------- -------------------- -------------------------- --------------------------
  IRON MARKET OPPORTUNITY FUND      BEGINNING ACCOUNT        ENDING ACCOUNT          EXPENSES PAID DURING
                                          VALUE                   VALUE                     PERIOD*
                                     OCTOBER 1, 2004         MARCH 31, 2005            OCTOBER 1, 2004 -
                                                                                        MARCH 31, 2005
---------------------------------- -------------------- -------------------------- --------------------------
Actual                                  $1,000.00               $1,018.80                    $3.32

---------------------------------- -------------------- -------------------------- --------------------------
Hypothetical                            $1,000.00               $1,021.64                    $3.33


---------------------------------- -------------------- -------------------------- --------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

IRON MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2005
(UNAUDITED)

                                                                        PRINCIPAL
                                                                         AMOUNT                     VALUE
                                                                      --------------            --------------

CORPORATE BONDS - 10.15%

Bayerische Landesbank, Series YCD, 11.000%, 9/27/2011 (a)             $   1,000,000             $     981,500
Boeing Capital Corp., 5.650%, 5/15/2006                                      49,000                    49,878
General Motors Acceptance Corp., 6.750%, 1/15/2006                          200,000                   201,430
General Motors Acceptance Corp., 4.592%, 11/15/2010 (a)                     250,000                   225,785
General Motors Acceptance Corp., 4.692%, 6/15/2011 (a)                      400,000                   343,670
General Motors Acceptance Corp., 7.500%, 7/15/2005                          100,000                   100,809
Lehman Brothers Holding, 3.310%, 2/28/2007 (a)                            2,000,000                 1,998,620
Lehman Brothers Holding, 8.000%, 10/29/2019 (a)                           1,000,000                   974,750
I-Preferred Term Securities III, 5.980%, 11/05/2033 (a)                   1,000,000                 1,016,250
I-Preferred Term Securities XVI, 4.780%, 6/24/2034 (a)                    3,000,000                 3,000,000
I-Preferred Term Securities XVI, 5.040%, 12/11/2032 (a)                     500,000                   502,625
Preferred Term Securities XVI, 4.560%, 3/23/2035 (a)                      1,000,000                 1,000,000
Preferred Term Securities XVI, 5.610%, 3/23/2035 (a)                      1,000,000                 1,000,000
Preferred Term Securities XVII, 4.380%, 6/23/2035 (a)                     1,000,000                 1,000,000
Preferred Term Securities XVII, 3.480%, 6/23/2035 (a)                     3,000,000                 3,000,000
Preferred Term Securities XVII, 5.180%, 6/23/2035 (a)                     3,000,000                 3,000,000
Preferred Term Securities XVII, 3.780%, 6/23/2035 (a)                     2,000,000                 2,000,000
SLMA Corp., 4.000%, 7/25/2014 (a)                                         3,000,000                 2,942,310
                                                                                                --------------

TOTAL CORPORATE BONDS (COST $23,502,644)                                                           23,337,627
                                                                                                --------------

MORTGAGE BACKED BONDS - 3.79%

FNMA, Series #2002-42, 5.500%, 1/25/2016                                     43,108                    43,251
FNMA, Series #2003-91, 2.767%, 10/01/2034 (a)                             1,000,000                 1,014,994
First Horizon Mortgage Pass-Through Trust, 3.120%, 1/01/2035 (a)          4,602,483                 4,599,675
First Horizon Mortgage Pass-Through Trust, 3.320%, 12/25/2035 (a)         2,048,186                 2,048,186
GNMA, 5.00%, 1/20/2035 (a)                                                  991,710                 1,002,410
                                                                                                --------------

TOTAL MORTGAGE BACKED BONDS (COST $8,627,261)                                                       8,708,516
                                                                                                --------------

GOVERNMENT AGENCY BONDS - 41.29%

FEDERAL FARM CREDIT BANK - 0.13%

FFCB, 4.000%, 5/12/2008                                                     300,000                   297,397
                                                                                                --------------


FEDERAL HOME LOAN BANK -  23.22%

FHLB, 2.200%, 7/28/2006                                                     250,000                   244,768
FHLB, 2.250%, 9/24/2007 (a)                                               2,000,000                 1,994,766
FHLB, 2.500%, 10/26/2007 (a)                                              2,000,000                 1,988,238
FHLB, 3.000%, 10/28/2011 (a)                                              1,340,000                 1,325,261
FHLB, 3.110%, 6/10/2018 (a)                                               2,000,000                 1,999,860
FHLB, 3.200%, 1/25/2008 (a)                                               2,000,000                 2,000,992
FHLB, 6.000%, 9/17/2014 (a)                                               1,900,000                 1,892,685
FHLB, 3.000%, 11/25/2008 (a)                                                500,000                   497,434
FHLB, 3.700%, 11/08/2019 (a)                                              5,000,000                 4,947,745
FHLB, 6.000%, 12/17/2019 (a)                                              2,000,000                 1,963,020
FHLB, 2.650%, 11/09/2005                                                  1,000,000                   995,359
FHLB, 3.680%, 8/24/2007                                                   2,000,000                 1,982,012
FHLB, 4.300%, 8/18/2008 (a)                                               2,000,000                 1,995,520
FHLB, 2.000%, 8/04/2006 (a)                                               1,000,000                   991,166
FHLB, 3.250%, 1/28/2007 (a)                                               1,000,000                   994,348


 See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005
(UNAUDITED)

GOVERNMENT AGENCY BONDS - 41.29% (CONTINUED)
                                                                        PRINCIPAL
FEDERAL HOME LOAN BANK -  23.22% - CONTINUED                             AMOUNT                     VALUE
                                                                      --------------            --------------

FHLB, 3.030%, 2/03/2006                                               $   5,000,000             $   4,975,035
FHLB, 4.500%, 6/30/2008                                                     500,000                   500,465
FHLB, 2.100%, 12/29/2006                                                     15,000                    14,546
FHLB, 3.000%, 10/28/2009 (a)                                                490,000                   486,817
FHLB, 2.000%, 4/15/2009                                                   1,000,000                   987,699
FHLB, 3.550%, 11/07/2007                                                    680,000                   670,859
FHLB, 3.000%, 6/12/2018 (a)                                               1,500,000                 1,476,534
FHLB, 2.500%, 4/20/2009 (a)                                               1,000,000                   992,387
FHLB, 3.500%, 12/17/2019 (a)                                              2,000,000                 2,002,380
FHLB, 4.000%, 6/17/2008                                                   1,000,000                   992,218
FHLB, 2.900%, 9/01/2006 (a)                                               2,000,000                 2,000,000
FHLB, 2.980%, 2/22/2007 (a)                                               5,000,000                 5,000,000
FHLB, 2.750%, 2/06/2006 (a)                                               2,500,000                 2,492,185
FHLB, 4.200%, 12/29/2014 (a)                                              5,000,000                 5,005,600
                                                                                                --------------
                                                                                                   53,409,899
                                                                                                --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.45%

FHLMC, 2.125%, 12/14/2005                                                   540,000                   534,847
FHLMC, 4.375%, 7/30/2009                                                  2,000,000                 1,969,188
FHLMC, 3.250%, 1/25/2008 (a)                                              1,000,000                   993,693
FHLMC, 3.1925%, 1/23/2009 (a)                                                75,000                    75,012
FHLMC, 7.000%, 6/30/2014                                                     15,000                    15,389
FHLMC, 3.000%, 5/28/2008 (a)                                              2,160,000                 2,135,750
FHLMC, 3.420%, 6/2/2009 (a)                                               1,000,000                 1,000,003
FHLMC, 8.000%, 6/6/2017                                                     500,000                   503,841
FHLMC, 4.125%, 5/12/2005 (a)                                              3,000,000                 2,996,460
                                                                                                --------------
                                                                                                   10,224,183
                                                                                                --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.49%

FNMA, 2.500%, 2/12/2007 (a)                                               2,000,000                 1,974,316
FNMA, 2.610%, 8/18/2006                                                     150,000                   147,487
FNMA, 3.000%, 7/26/2006 (a)                                               2,000,000                 1,991,626
FNMA, 4.040%, 3/16/2009                                                   1,405,000                 1,385,433
FNMA, 3.010%, 12/29/2006                                                  4,000,000                 3,991,696
FNMA, 4.000%, 8/20/2008                                                     422,000                   417,577
FNMA, 4.000%, 9/30/2014                                                   3,000,000                 2,968,329
FNMA, 3.000%, 9/30/2009 (a)                                               3,000,000                 2,984,214
FNMA, 5.500%, 7/18/2012                                                   3,000,000                 3,018,969
FNMA, 5.500%, 10/15/2013                                                    250,000                   247,305
FNMA, 4.000%, 2/03/2020 (a)                                               2,000,000                 1,987,300
FNMA, 3.000%, 8/18/2006                                                   3,000,000                 2,965,308
FNMA, 2.000%, 4/28/2006 (a)                                                  50,000                    49,687
FNMA, 4.000%, 11/09/2009                                                  5,000,000                 4,901,805
FNMA, 3.000%, 8/10/2009 (a)                                               2,000,000                 1,994,134
                                                                                                --------------
                                                                                                   31,025,186
                                                                                                --------------

TOTAL GOVERNMENT AGENCY BONDS (COST $95,518,346)                                                   94,956,665
                                                                                                --------------

MUNICIPAL BONDS - 0.01%

Jefferson Franklin College, 4.500%, 11/1/2009                                25,000                    24,877
                                                                                                --------------

TOTAL MUNICIPAL BONDS (COST $25,000)                                                                   24,877
                                                                                                --------------


 See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS - CONTINUED
MARCH 31, 2005
(UNAUDITED)


PREFERRED SECURITIES - 9.90%                                             SHARES                     VALUE
                                                                      --------------            --------------

Blackrock Preferred Opportunity Fund - Series T7                                 40             $   1,000,000
Blackrock Preferred Opportunity Fund - Series R7                                 40                 1,000,000
Calamos Convertible Opportunity, Inc. Fund - Series W                            35                   875,000
Calamos Convertible Opportunity, Inc. Fund - Series Th                           40                 1,000,000
Calamos Convertible Opportunity & Income, Inc. Fund - Series Th7                 40                 1,000,000
Calamos Convertible Opportunity, Inc. Fund - Series M                            40                 1,000,000
Calamos Convertible Opportunity, Inc. Fund - Series F                            40                 1,000,000
Cohen & Steers Reit & Preferred Income Fund Inc. - Series W                      40                 1,000,000
Cohen & Steers Reit & Preferred Income Fund Inc. - Series M                      40                 1,000,000
Cohen & Steers Advantage Income Realty Fund Inc.- Series Th                      40                 1,000,000
Cohen & Steers Advantage Income Realty Fund Inc. - Series W                      40                 1,000,000
Cohen & Steers Advantage Income Realty Fund Inc. - Series M7                     40                 1,000,000
Eaton Vance Limited Duration Income Fund - Series A                              40                 1,000,000
Eaton Vance Senior Floating Rate Trust - Series B                                40                 1,000,000
Eaton Vance Tax-Advantage Dividend Income Fund - Series Th7                      40                 1,000,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund - Series W7        40                 1,000,000
Flaherty & Crumrine/Claymore Preferred Securities Income Fund - Series F7        40                 1,000,000
ING Prime Rate Trust - Series F                                                  40                 1,000,000
ING Prime Rate Trust - Series W                                                  40                 1,000,000
John Hancock Preferred Income Fund II - Series Th                                40                 1,000,000
Neuberger Berman Realty Income Fund - Series D                                   36                   900,000
Preferred Income Strategies Fund Inc. - Series Th7                               40                 1,000,000
Van Kampen Senior Income Trust - Series Th                                       40                 1,000,000
                                                                                                --------------

TOTAL PREFERRED SECURITIES (COST $22,775,000)                                                      22,775,000
                                                                                                --------------


MUTUAL FUNDS - 7.83%                                                     SHARES                     VALUE
                                                                      --------------            --------------

Eaton Vance Floating Rate Mutual Fund                                       145,976                 1,446,620
Fidelity Floating Rate High Income Fund                                     100,000                   997,003
Franklin Floating Rate Daily Access Fund                                  1,531,153                15,556,517
                                                                                                --------------

TOTAL MUTUAL FUNDS (COST $17,945,572)                                                              18,000,140
                                                                                                --------------


                                                                        PRINCIPAL
                                                                          AMOUNT
                                                                      --------------

COMMERCIAL PAPER - 26.89%
Abbot Commercial Paper 4/01/2005                                      $  10,000,000                10,000,000
Anheuser-Busch Commercial Paper 4/01/2005                                10,000,000                10,000,000
BP Commercial Paper 4/01/2005                                             2,870,000                 2,870,000
Lehman Commercial Paper 4/01/2005                                        10,000,000                10,000,000
Lockhart Commercial Paper 5/06/2005                                       9,000,000                 8,975,217
Rabobank Commercial Paper 4/01/2005                                      10,000,000                10,000,000
USB Financial Commercial Paper 4/01/2005                                 10,000,000                10,000,000
                                                                                                --------------

TOTAL COMMERCIAL PAPER (COST $61,845,217)                                                          61,845,217
                                                                                                --------------

MONEY MARKET SECURITIES - 0.00%
First American Prime Obligations Fund,  1.970% (a)                           11,223                    11,223
                                                                                                --------------

TOTAL MONEY MARKET SECURITIES (COST $11,223)                                                           11,223
                                                                                                --------------

TOTAL INVESTMENTS (COST $230,250,263) - 99.86%                                                    229,659,265
                                                                                                --------------

OTHER ASSETS LESS LIABILITIES - 0.14%                                                                 332,731
                                                                                                --------------

TOTAL NET ASSETS - 100.00%                                                                      $ 229,991,996
                                                                                                ==============

(a) Variable rate security; the coupon rate shown represents that rate at March 31, 2005.


 See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005
(UNAUDITED)


ASSETS
Investments in securities, at value (cost $230,250,263)                                        $    229,659,265
Interest receivable                                                                                     631,243
Receivable for fund shares sold                                                                         400,000
Dividends receivable                                                                                     99,182
Prepaid expenses                                                                                         36,884
Other receivables                                                                                         8,990
                                                                                               -----------------
     TOTAL ASSETS                                                                                   230,835,564
                                                                                               -----------------

LIABILITIES
Payable for fund shares redeemed                                                                        722,532
Payable to adviser                                                                                       95,044
Payable to affiliates                                                                                    14,908
Accrued expenses and other liabilities                                                                   11,084
                                                                                               -----------------
     TOTAL LIABILITIES                                                                                  843,568
                                                                                               -----------------

NET ASSETS                                                                                     $    229,991,996
                                                                                               =================

NET ASSETS CONSIST OF:
Paid in capital                                                                                $    230,426,709
Accumulated undistributed net investment income                                                          84,045
Accumulated net realized gain from investment transactions                                               72,240
Net unrealized (depreciation) on investments                                                           (590,998)
                                                                                               -----------------

NET ASSETS                                                                                     $    229,991,996
                                                                                               =================

SHARES OUTSTANDING (unlimited number of shares authorized)                                           23,119,282
                                                                                               -----------------

Net Asset Value,
Offering and redemption price per share                                                        $           9.95
                                                                                               =================


 See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005
(UNAUDITED)


INVESTMENT INCOME
Dividend income                                                                       $     769,372
Interest income                                                                           2,249,108
                                                                                      --------------
  TOTAL INCOME                                                                            3,018,480
                                                                                      --------------

EXPENSES
Investment adviser fee                                                                      906,142
Administration expenses                                                                      59,587
Fund accounting expenses                                                                     34,664
Custodian expenses                                                                           17,508
Transfer agent expenses                                                                       9,074
Auditing expenses                                                                             7,480
Legal expenses                                                                                4,273
Insurance expenses                                                                            4,017
Miscellaneous expenses                                                                        2,921
Pricing expenses                                                                              2,208
Chief compliance officer expense                                                              2,162
Trustee expenses                                                                              1,663
Registration expenses                                                                         1,613
Printing expenses                                                                               515
                                                                                      --------------
  TOTAL EXPENSES                                                                          1,053,827
Waived fees (a)                                                                            (453,071)
                                                                                      --------------
Net operating expenses                                                                      600,756
                                                                                      --------------
NET INVESTMENT INCOME                                                                     2,417,724
                                                                                      --------------


REALIZED & UNREALIZED GAIN (LOSS)
Net realized gain on investment securities                                                  621,658
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                  66,150
                                                                                      --------------
Net realized and unrealized gain on investment securities                                   687,808
                                                                                      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $   3,105,532
                                                                                      ==============

(a)  See note 3 to the financial statements.

 See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                           MARCH 31, 2005             YEAR ENDED
                                                                            (UNAUDITED)           SEPTEMBER 30, 2004
                                                                        --------------------- ---------------------------
OPERATIONS
  Net investment income                                                  $         2,417,724     $             2,905,474
  Net realized gain on investment securities                                         621,658                     736,117
  Change in net unrealized appreciation (depreciation)                                66,150                    (688,575)
                                                                        --------------------- ---------------------------
  Net increase in net assets resulting from operations                             3,105,532                   2,953,016
                                                                        --------------------- ---------------------------

DISTRIBUTIONS
  From net investment income                                                      (2,376,188)                 (2,887,782)
  From net realized gain                                                                   -                    (748,902)
                                                                        --------------------- ---------------------------
  Total distributions                                                             (2,376,188)                 (3,636,684)
                                                                        --------------------- ---------------------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                      154,085,302                 192,387,048
  Reinvestment of distributions                                                    1,877,958                   2,799,670
  Amount paid for shares repurchased                                             (74,769,237)               (124,002,439)
                                                                        --------------------- ---------------------------
  Net increase in net assets resulting
     from capital share transactions                                              81,194,023                  71,184,279
                                                                        --------------------- ---------------------------

TOTAL INCREASE IN NET ASSETS                                                      81,923,367                  70,500,611
                                                                        --------------------- ---------------------------

NET ASSETS
  Beginning of period                                                            148,068,629                  77,568,018
                                                                        --------------------- ---------------------------

  End of period                                                          $       229,991,996     $           148,068,629
                                                                        ===================== ===========================

Accumulated undistributed net investment income                          $            84,045     $                42,510
                                                                        --------------------- ---------------------------

CAPITAL SHARE TRANSACTIONS
  Shares sold                                                                     15,440,650                  19,423,908
  Shares issued in reinvestment of distributions                                     188,741                     281,830
  Shares repurchased                                                              (7,499,128)                (12,511,424)
                                                                        --------------------- ---------------------------

  Net increase from capital share transactions                                     8,130,263                   7,194,314
                                                                        ===================== ===========================

 See accompanying notes which are an integral part of the financial statements.

IRON MARKET OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING DURING THE PERIOD

                                         PERIOD ENDED                                                           FOR THE
                                        MARCH 31, 2005          YEAR ENDED              YEAR ENDED            PERIOD ENDED
                                          (UNAUDITED)       SEPTEMBER 30, 2004      SEPTEMBER 30, 2003     SEPTEMBER 30, 2002  (a)
                                        ----------------   ---------------------   ---------------------  ---------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period     $         9.88      $             9.95      $             9.75      $           10.00
                                        ----------------   ---------------------   ---------------------  ---------------------
Income from investment operations
  Net investment income                            0.12                    0.28                    0.28                   0.38
  Net realized and unrealized gain (loss)          0.07                    0.02                    0.20                  (0.29)
                                        ----------------   ---------------------   ---------------------  ---------------------
Total from investment operations                   0.19                    0.30                    0.48                   0.09
                                        ----------------   ---------------------   ---------------------  ---------------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (0.12)                  (0.28)                  (0.28)                 (0.34)
  From net realized gain                              -                   (0.09)                      -                      -
                                        ----------------   ---------------------   ---------------------  ---------------------
Total distributions                               (0.12)                  (0.37)                  (0.28)                 (0.34)
                                        ----------------   ---------------------   ---------------------  ---------------------

Net asset value, end of period           $         9.95      $             9.88      $             9.95      $            9.75
                                        ================   =====================   =====================  =====================

TOTAL RETURN (b)                                  1.88% (c)               3.12%                   4.95%                  0.90% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)          $      229,992      $          148,069      $           77,568      $         26,358
Ratio of expenses to average net assets           0.66% (d)               0.72%                   0.90%                  1.45% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                  1.16% (d)               1.22%                   1.33%                  1.45% (d)
Ratio of net investment income to
   average net assets                             2.66% (d)               2.99%                   3.10%                  3.94% (d)
Ratio of net investment income to
   average net assets before waiver               2.16% (d)               2.49%                   2.67%                  3.94% (d)
Portfolio turnover rate                          92.04%                  59.05%                  92.97%                626.51%

(a) For the period October 11, 2001 (commencement of operations) to September 30, 2002.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)  Not annualized.
(d)  Annualized.


 See accompanying notes which are an integral part of the financial statements.

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees of the Trust (the "Board") to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently offered by the Trust. The Fund's investment objective is to maximize total return while maintaining low volatility in share price. The Fund invests primarily in a broad range of fixed income securities (including investments, which may be extensive, in other mutual funds that invest primarily in fixed income securities). The investment adviser to the Fund is Iron Financial Management, Inc. (the "Adviser").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official
Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Distributions to Shareholders - The Fund intends to distribute all of its net investment income, if any, as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and net realized short-term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. Effective October 1, 2003, the Adviser has contractually agreed to waive one-half of its management fees through January 31, 2006. For the six months ended March 31, 2005, the Adviser earned fees, before the waiver, totaling, $906,142 and after the waiver, of $453,071. At March 31, 2005, the Fund owed the Advisor $95,044.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.05% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the six months ended March 31, 2005, Unified earned fees of $59,587 for administrative services provided to the Fund. A trustee and the officers of the Trust are members of management and/or employees of Unified and/or shareholders of Unified Financial Services, Inc. (the parent of Unified).

The Trust retains Unified to act as the Fund's transfer agent and to provide fund accounting services. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250). For the six months ended March 31, 2005, Unified earned fees of $7,693 from the Fund for transfer agent services provided to the Fund and was reimbursed for $1,381 of out-of-pocket expenses incurred in providing transfer agent services to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $10 million or more). For the six months ended March 31, 2005, Unified earned fees of $34,664 from the Fund for fund accounting services provided to the Fund.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 that permits the Fund to pay certain distribution and promotion expenses related to marketing shares of the Fund; however the plan has not been activated. As a result there were no 12b-1 payments made to the Distributor for the six months ended March 31, 2005. A Trustee has an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of Unified Financial Services, Inc. As a result, those persons may be deemed to be affiliates of the Distributor.

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4.  INVESTMENTS

For the six months ended March 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

PURCHASES
     U.S. Government Obligations    $ 68,123,422
     Other                            75,632,725
SALES
     U.S. Government Obligations    $ 21,828,460
     Other                            99,185,088

As of March 31, 2005, the net unrealized (depreciation) of investments for tax purposes was as follows:

Gross appreciation       $          210,076

Gross depreciation                 (801,074)
                         -------------------
Net (depreciation)
  on investments         $         (590,998)
                         ===================

At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $230,250,263.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2005, Fabco & Co. owned 69.59% of the Fund, for the benefit of others.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during fiscal years 2004 and 2003 was as follows:

                                            2004                2003
                                            ----                ----
Distributions paid from
   Ordinary Income                     $     2,887,782      $    1,728,542
   Short-term Capital Gain                     590,189                   -
   Long-term Capital Gain                      158,713                   -
                                      -----------------   -----------------
                                       $     3,636,684      $    1,728,542
                                      =================   =================

                          IRON MARKET OPPORTUNITY FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

For the fiscal year ended September 30, 2004 and the six months ended March 31, 2005, the Fund paid quarterly distributions of net investment income totaling $0.2804 and $0.1156 per share, respectively. Capital gain distributions in the amount of $0.0939 per share were paid December 30, 2003, to shareholders of record on December 29, 2003. The Fund did not make any capital gain distributions for the six months ended March 31, 2005.

As of September 30, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)            $      42,510
Undistributed long-term capital gain/(accumulated losses)          (547,490)
Unrealized appreciation/(depreciation)                             (659,077)
                                                             ---------------
                                                              $  (1,164,057)
                                                             ===============


The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

The Fund's Statement of Additional Information ("SAI") includes information about the trustees and is available, without charge, upon request. You may call toll-free (877) 322-0575 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12-month period ended June 30, 2004 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) on the Commission's website at www.sec.gov.

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Iron Financial
Two Northfield Plaza
Suite 250
Northfield, IL  60093

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS. Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS. Not Applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not Applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not Applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE REGISTRANT HAS NOT ADOPTED PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES [DIRECTORS].

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Not Applicable


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable

(b)  Certification  pursuant to 18 U.S.C.  Section 1350, as adopted  pursuant to
     Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust
            -----------------------------------------------------

By
*          /s/ Anthony Ghoston
 ----------------------------------------------------------------
         Anthony Ghoston, President

Date      6/2/05
    ------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*       /s/ Anthony Ghoston
----------------------------------------------------------------
         Anthony Ghoston, President

Date            6/2/05
    ------------------------------------------------------------

By
*       /s/ Thomas Napurano
 ---------------------------------------------------------------
         Thomas Napurano, Chief Financial Officer and Treasurer

Date    6/1/05
    ------------------------------------------------------------